Jun. 30, 2016

NUVEEN GROWTH FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED DECEMBER 31, 2015

3.	The section “Fund Summaries—Nuveen Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.34%	0.35%	0.34%	0.35%
Total Annual Fund Operating Expenses	1.25%	2.01%	1.50%	1.01%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.23)%	(0.24)%	(0.23)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	1.77%	1.27%	0.77%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.81% (1.40% after December 31, 2017) of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$673	$180	$129	$79	$673	$180	$129	$79
3 Years	$916	$595	$440	$285	$916	$595	$440	$285
5 Years	$1,190	$1,049	$785	$522	$1,190	$1,049	$785	$522
10 Years	$1,970	$2,308	$1,761	$1,203	$1,970	$2,308	$1,761	$1,203

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

1.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	1.99%	1.99%	1.96%	1.94%
Total Annual Fund Operating Expenses	2.95%	3.70%	3.17%	2.65%
Fee Waivers and/or Expense Reimbursements[3,4]	(1.80)%	(1.80)%	(1.77)%	(1.75)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Santa Barbara Global Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond November 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$1,205	$893	$739	$584	$1,205	$893	$739	$584
5 Years	$1,823	$1,692	$1,437	$1,180	$1,823	$1,692	$1,437	$1,180
10 Years	$3,483	$3,782	$3,299	$2,796	$3,483	$3,782	$3,299	$2,796

3.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	4.91%	4.88%	4.93%	4.93%
Total Annual Fund Operating Expenses	5.87%	6.59%	6.14%	5.64%
Fee Waivers and/or Expense Reimbursements[3,4]	(4.72)%	(4.69)%	(4.74)%	(4.74)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen Santa Barbara International Dividend Growth Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond November 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$1,651	$1,351	$1,217	$1,072	$1,651	$1,351	$1,217	$1,072
5 Years	$2,792	$2,672	$2,470	$2,247	$2,792	$2,672	$2,470	$2,247
10 Years	$5,561	$5,795	$5,482	$5,118	$5,561	$5,795	$5,482	$5,118

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL CAP CORE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED JANUARY 29, 2016

1.	The section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.88%	0.86%	0.84%	0.83%
Total Annual Fund Operating Expenses	1.84%	2.57%	2.05%	1.54%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.64)%	(0.62)%	(0.59)%	(0.59)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%	1.95%	1.46%	0.95%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.38% after January 31, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summaries—Nuveen Symphony International Equity Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$690	$198	$149	$97	$690	$198	$149	$97
3 Years	$990	$670	$521	$363	$990	$670	$521	$363
5 Years	$1,335	$1,193	$942	$674	$1,335	$1,193	$942	$674
10 Years	$2,306	$2,628	$2,118	$1,558	$2,306	$2,628	$2,118	$1,558

3.	The section “Fund Summaries—Nuveen Symphony Mid-Cap Core Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.52%	0.52%	0.52%	0.51%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.76%	1.25%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.34)%	(0.34)%	(0.34)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.17%	1.92%	1.42%	0.92%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.93% (1.40% after January 31, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Symphony Mid-Cap Core Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$687	$195	$145	$94	$687	$195	$145	$94
3 Years	$974	$654	$501	$344	$974	$654	$501	$344
5 Years	$1,303	$1,160	$903	$635	$1,303	$1,160	$903	$635
10 Years	$2,229	$2,553	$2,028	$1,464	$2,229	$2,553	$2,028	$1,464

5.	The section “Fund Summaries—Nuveen Symphony Small Cap Core Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[3]	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	5.79%	6.10%	5.72%
Total Annual Fund Operating Expenses	6.85%	7.91%	6.53%
Fee Waivers and/or Expense Reimbursements[3,4]	(5.55)%	(5.86)%	(5.48)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.05%	1.05%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.09% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

6.	The section “Fund Summaries—Nuveen Symphony Small Cap Core Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$700	$208	$107	$700	$208	$107
3 Years	$1,731	$1,482	$1,145	$1,731	$1,482	$1,145
5 Years	$3,039	$3,025	$2,483	$3,039	$3,025	$2,483
10 Years	$6,103	$6,508	$5,654	$6,103	$6,508	$5,654

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

1.	The section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.26%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.21%	1.97%	1.47%	0.97%
Fee Waivers and/or Expense Reimbursements[4]	(0.06)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.90%	1.40%	0.90%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summaries—Nuveen Tradewinds International Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond November 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$685	$193	$143	$92	$685	$193	$143	$92
3 Years	$929	$609	$455	$299	$929	$609	$455	$299
5 Years	$1,194	$1,053	$793	$527	$1,194	$1,053	$793	$527
10 Years	$1,949	$2,288	$1,749	$1,181	$1,949	$2,288	$1,749	$1,181

3.	The section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	2.33%	2.96%	2.41%
Total Annual Fund Operating Expenses	3.44%	4.82%	3.27%
Fee Waivers and/or Expense Reimbursements[4]	(1.98)%	(2.61)%	(2.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.46%	2.21%	1.21%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.50% after November 30, 2017) of the average daily net assets of any class of Fund shares. The expense limitation expiring November 30, 2017 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Tradewinds Japan Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$715	$224	$123	$715	$224	$123
3 Years	$1,050	$732	$427	$1,050	$732	$427
5 Years	$1,418	$1,278	$763	$1,418	$1,278	$763
10 Years	$2,450	$2,769	$1,716	$2,450	$2,769	$1,716